Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Intangible Assets [Line Items]
Land use right	$ 13,669,178	85,160,349	85,160,349
Less: accumulated amortization	(1,772,882)	(11,045,234)	(9,124,323)
Net book value	$ 11,896,296	74,115,115	76,036,026